PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Summary of Balances of Related Party Transactions (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Other receivables	$ 885,659	$ 859,232
Accounts payable	(936,625)	(766,831)
Other liabilities – dividends payable	$ (1,824,337)	$ 0